Stockholders' and Mezzanine equity - Series A Perpetual Convertible Preferred Stock (Details)	Oct. 18, 2016	Aug. 25, 2016
Series A preferred stock
Series A Perpetual Conertible Preferred Stock
Dividend rate (as a percent)	8.00%	8.00%